Description Of Business And Basis Of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Description Of Business And Basis Of Presentation [Abstract]
Description Of Business And Basis Of Presentation

Note 1 — Description of Business and Basis of Presentation

Description of business — The business of Murphy USA Inc. (“Murphy USA” or the “Company”) and its subsidiaries primarily consists of the U.S. retail marketing business that was separated from its former parent company, Murphy Oil Corporation (“Murphy Oil” or “Parent”), plus an ethanol production facility and other assets, liabilities and operating expenses of Murphy Oil that were associated with supporting the activities of the U.S. retail marketing operations.  The separation was approved by the Murphy Oil board of directors on August 7, 2013, and was completed on August 30, 2013 through the distribution of 100% of the outstanding capital stock of Murphy USA to holders of Murphy Oil common stock on the record date of August 21, 2013. Murphy Oil stockholders of record received one share of Murphy USA common stock for every four shares of Murphy Oil common stock. The spin-off was completed in accordance with a separation and distribution agreement entered into between Murphy Oil and Murphy USA. Following the separation, Murphy USA is an independent, publicly traded company, and Murphy Oil retains no ownership interest in Murphy USA.

Murphy USA markets refined products through a network of retail gasoline stations and unbranded wholesale customers. Murphy USA’s owned retail stations are almost all located in close proximity to Walmart stores in 23 states and use the brand name Murphy USA®. Murphy USA also markets gasoline and other products at standalone stations under the Murphy Express brand. At March 31, 2014, Murphy USA had a total of 1,214 Company stations. In October 2009, Murphy USA acquired an ethanol production facility located in Hankinson, North Dakota, which was subsequently sold in December 2013 and is reflected as discontinued operations for all periods presented.  The Company also acquired a partially constructed ethanol production facility in Hereford, Texas, in late 2010. The Hereford facility is designed to produce 105 million gallons of corn-based ethanol per year, and it began operations near the end of the first quarter of 2011.

The contributed assets of Murphy Oil included in the Company’s financial statements also include buildings, real estate, an airplane and computer equipment and software that are used to support the operating activities of Murphy USA.

Basis of Presentation — Murphy USA was incorporated in March 2013 and, in connection with its incorporation, Murphy USA issued 100 shares of common stock, par value $0.01 per share, to Murphy Oil for $1.00. Murphy USA was formed solely in contemplation of the separation and until the separation was completed on August 30, 2013, it had not commenced operations and had no material assets, liabilities, or commitments.  Accordingly the accompanying consolidated and combined financial statements reflect the combined historical results of operations, financial position and cash flows of the Murphy Oil subsidiaries and certain assets, liabilities and operating expenses of Murphy Oil that comprise Murphy USA, as described above, as if such companies and accounts had been combined for all periods presented prior to August 30, 2013. All significant intercompany transactions and accounts within the combined financial statements have been eliminated.

The assets and liabilities in these consolidated and combined financial statements at March 31, 2014 have been reflected on a historical basis.   Any periods presented that include dates prior to August 30, 2013 are periods when all of the assets and liabilities shown were 100 percent owned by Murphy Oil and represented operations of Murphy USA prior to the separation.  For the period prior to separation, the consolidated and combined statements of income also include expense allocations for certain corporate functions historically performed by Murphy Oil, including allocations of general corporate expenses related to executive oversight, accounting, treasury, tax, legal, procurement and information technology. These allocations are based primarily on specific identification, headcount or computer utilization. Murphy USA’s management believes the assumptions underlying the consolidated and combined financial statements, including the assumptions regarding the allocation of general corporate expenses from Murphy Oil, are reasonable. However, these consolidated and combined financial statements may not include all of the actual expenses that would have been incurred had the Company been a stand-alone company during the period prior to separation and may not reflect the combined results of operations, financial position and cash flows had the Company been a stand-alone company during the entirety of the periods presented.

Actual costs that would have been incurred if Murphy USA had been a stand-alone company for the period prior to separation would depend upon multiple factors, including organizational structure and strategic decisions made in various areas, including information technology and infrastructure.

In preparing the financial statements of Murphy USA in conformity with accounting principles generally accepted in the United States, management has made a number of estimates and assumptions related to the reporting of assets, liabilities, revenues, expenses and the disclosure of contingent assets and liabilities. Actual results may differ from these estimates.

Interim Financial Information — The interim period financial information presented in these consolidated and combined financial statements is unaudited and includes all known accruals and adjustments, in the opinion of management, necessary for a fair presentation of the consolidated and combined financial position of Murphy USA and its results of operations and cash flows for the periods presented. All such adjustments are of a normal and recurring nature.

These interim consolidated and combined financial statements should be read together with our audited financial statements for the years ended December 31, 2013, 2012 and 2011, included in our Annual Report on Form 10-K (File No. 001-35914), as filed with the Securities and Exchange Commission under the Securities Exchange Act of 1934 on February 28, 2014.

Note 1 — Description of Business and Basis of Presentation

Description of business — The business of Murphy USA Inc. (“Murphy USA” or the “Company”) and its subsidiaries primarily consists of the U.S. retail marketing business that was separated from its former parent company, Murphy Oil Corporation (“Murphy Oil” ), plus certain ethanol production facilities and other assets, liabilities and operating expenses of Murphy Oil that were associated with supporting the activities of the U.S. retail marketing operations.  The separation was approved by the Murphy Oil board of directors on August 7, 2013, and was completed on August 30, 2013 through the distribution of 100% of the outstanding capital stock of Murphy USA to holders of Murphy Oil common stock on the record date of August 21, 2013. Murphy Oil stockholders of record received one share of Murphy USA common stock for every four shares of Murphy Oil common stock. The spin-off was completed in accordance with a separation and distribution agreement entered into between Murphy Oil and Murphy USA. Following the separation, Murphy USA is an independent, publicly traded company, and Murphy Oil retains no ownership interest in Murphy USA.

Murphy USA markets refined products through a network of retail gasoline stations and unbranded wholesale customers. Murphy USA’s owned retail stations are almost all located in close proximity to Walmart stores in 23 states and use the brand name Murphy USA®. Murphy USA also markets gasoline and other products at standalone stations under the Murphy Express brand. At December 31, 2013, Murphy USA had a total of 1,203 Company stations. In October 2009, Murphy USA acquired an ethanol production facility located in Hankinson, North Dakota. The facility was originally designed to produce 110 million gallons of corn-based ethanol per year. Expansion of the plant occurred during 2012, bringing the overall ethanol production capacity to 135 million gallons per year and the plant was sold in December 2013 with all its financial results now being presented as discontinued operations. The Company acquired a partially constructed ethanol production facility in Hereford, Texas, in late 2010. The Hereford facility is designed to produce 105 million gallons of corn-based ethanol per year, and it began operations near the end of the first quarter of 2011.

The contributed assets of Murphy Oil included in the Company’s financial statements also include buildings, real estate, an airplane and computer equipment and software that are used to support the operating activities of Murphy USA.

Basis of Presentation — Murphy USA was incorporated in March 2013 and, in connection with its incorporation, Murphy USA issued 100 shares of common stock, par value $0.01 per share, to Murphy Oil for $1.00. Murphy USA was formed solely in contemplation of the separation and until the separation was completed on August 30, 2013, it had not commenced operations and had no material assets, liabilities, or commitments.  Accordingly the accompanying consolidated and combined financial statements reflect the combined historical results of operations, financial position and cash flows of the Murphy Oil subsidiaries and certain assets, liabilities and operating expenses of Murphy Oil that comprise Murphy USA, as described above, as if such companies and accounts had been combined for all periods presented prior to August 30, 2013. All significant intercompany transactions and accounts within the combined financial statements have been eliminated.

The assets and liabilities in these consolidated and combined financial statements at December 31, 2012 have been reflected on a historical basis, as if all of the assets and liabilities presented were 100 percent owned by Murphy Oil at December 31, 2012 and represented operations of Murphy USA prior to the separation.  For the period prior to separation, the consolidated and combined statements of income also include expense allocations for certain corporate functions historically performed by Murphy Oil, including allocations of general corporate expenses related to executive oversight, accounting, treasury, tax, legal, procurement and information technology. These allocations are based primarily on specific identification, headcount or computer utilization. Murphy USA’s management believes the assumptions underlying the consolidated and combined financial statements, including the assumptions regarding the allocation of general corporate expenses from Murphy Oil, are reasonable. However, these consolidated and combined financial statements may not include all of the actual expenses that would have been incurred had the Company been a stand-alone company during the period prior to separation and may not reflect the combined results of operations, financial position and cash flows had the Company been a stand-alone company during the entirety of the periods presented.

Actual costs that would have been incurred if Murphy USA had been a stand-alone company for the period prior to separation would depend upon multiple factors, including organizational structure and strategic decisions made in various areas, including information technology and infrastructure. As a result, the consolidated and combined results of operations for the three years ended December 31, 2013, are not necessarily indicative of the results that may be experienced in the future.